Taxation (Details) - Schedule of roll-forward of unrecognized tax benefits - Unrecognized Tax Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation (Details) - Schedule of roll-forward of unrecognized tax benefits [Line Items]
Balance at beginning of year	$ 1,987	$ 2,020	$ 2,016
Reversal based on tax positions related to prior years
Additions based on tax positions related to the current year
Foreign currency translation difference	137	(33)	4
Balance at end of year	$ 2,124	$ 1,987	$ 2,020